Recovco Due Diligence Review Narrative

(GSMBS 2020-RPL2)

Recovco’s Report, which is to be made available to the Recipients by the Client, includes the loan level results of Recovco’s independent, third-party due diligence review conducted for the Client.  The scope of review for these loans is as follows:

DESCRIPTION OF SERVICES:
(1)        Type of assets that were reviewed.
Recovco Mortgage Management, LLC (“Recovco”) performed certain due diligence services described below on seasoned residential mortgage loans originated by numerous entities and obtained by an affiliate of GS Mortgage Securities Corp. (“Client”) as part of mortgage loan acquisitions. The review was conducted on behalf of Client from August 2018 through March 2020 via files imaged and provided by Client or its designee for review.

    (2) Sample size of the assets reviewed.

The diligence review (the “Review”) was conducted on a portion of the securitization mortgage loan population reviewed by Recovco. The total population covered during the Review varied by mortgage loan scope. The Client may have utilized multiple third-party review (“TPR”) firms for the securitization and Recovco did not review all of the mortgage loans in the securitization loan population for a specific scope of review.

The mortgage loan review sample was broken down into the following review scopes:

◾ “Compliance Review”:	76 mortgage loans
◾ “Data Integrity Review”:	Not Applicable
◾ “Collection Comment Review”:	34 mortgage loans
◾ “Payment History Review”:	Not Applicable
◾ “Title Review”:	Not Applicable
◾ “Title Lien Alert Review”	Not Applicable
◾ “Modification Review”	31 Mortgage loans

Throughout the securitization process, the Client may have removed or added various mortgage loans from the securitization population for reasons that are unknown to Recovco. Recovco’s disclosures herein reflect findings on the securitization population (as known by Recovco) as of the date hereof.

(3) Determination of the sample size and computation.
The Compliance Review was conducted consistent with the criteria for the NRSRO(s) identified in Item 3 of the Form ABS Due Diligence-15E, which is:

Identity of NRSRO	Title and Date of Criteria
Moody's Investors Service, Inc.	Moody's Criteria for Evaluating Independent Third-Party Loan Level; Reviews for U.S. Residential Mortgage Backed Securities (RMBS), dated February 25, 2015
Morningstar Credit Ratings, LLC	Morningstar Due Diligence Mapping for 15E and Morningstar RMBS Ratings Methodology dated July 7, 2016
Standard & Poor’s Rating Services, a Standard & Poor’s Financial Service LLC business
Revised U.S. Residential Mortgage Input File Format, Glossary, and Appendix To The Glossary For LEVELS Version 7.43 – June 1, 2015, Incorporating Third Party Due Diligence into the US RMBS Rating Process dated March 14, 2012, and Methodology For Seasoned Loans In; U.S. RMBS Transactions, April 30, 2010

DBRS	Third-Party Due Diligence Criteria for US RMBS Transactions, dated September 2017
Fitch Ratings, Inc.	U.S. RMBS Master Rating Criteria. dated June 27, 2016
Kroll Bond Ratings	US RMBS Rating Methodology, dated January 9, 2012

(4) Quality or integrity of information or data about the assets: review and methodology.
Not Applicable

(5) Origination of the assets and conformity to stated underwriting or credit extension guidelines, standards, criteria or other requirements: review and methodology.
Not Applicable

(6) Value of collateral securing the assets: review and methodology.
Not applicable.

(7) Compliance of the originator of the assets with federal, state and local laws and regulations: review and methodology.

Please be advised that Recovco did not make a determination as to whether the mortgage loans complied with federal, state or local laws, constitutional provisions, regulations or ordinances that are not expressly enumerated below. There can be no assurance that the Review uncovered all relevant factors relating to the origination of the mortgage loans, their compliance with applicable law and regulations and the original appraisals relating to the mortgaged properties or uncovered all relevant factors that could affect the future performance of the mortgage loans. Furthermore, the findings reached by Recovco are dependent upon its receiving complete and accurate data regarding the mortgage loans from mortgage loan originators and other third parties upon which Recovco is relying in reaching such findings.

Please be further advised that Recovco does not employ personnel who are licensed to practice law in the various jurisdictions, and the findings set forth in the reports prepared by Recovco do not constitute legal advice or opinions. They are recommendations or conclusions based on information provided to Recovco. Information contained in any Recovco report related to the applicable statute of limitations for certain claims may not be accurate or reflect the most recent controlling case law. Further, a particular court in a particular jurisdiction may extend, not enforce or otherwise allow claims beyond the statute of limitations identified in the report based on certain factors, including the facts and circumstances of an individual mortgage loan. Risk levels associated with a loan may have changed an exception level, given rating agency published guidance, written guidance, or other guidance from the rating agency team on the transaction. All final decisions as to whether to purchase or enter into a transaction related to any individual mortgage loan or the mortgage loans in the aggregate, any investment strategy and any legal conclusions, including the potential liability related to the purchase or other transaction involving any such mortgage loan or mortgage loans, shall be made solely by the Client, or other agreed upon party, that has engaged Recovco to prepare its reports pursuant to its instructions and guidelines. The Client, or other agreed upon party, acknowledges and agrees that the scoring models applied by Recovco are designed to identify potential risk and the Client, or other agreed upon party, assumes sole responsibility for determining the suitability of the information for its particular use. Recovco does not make any representation or warranty as to the value of any mortgage loan or mortgage loans collateral that has been reviewed by Recovco.

Use of alternative data and documents:  These are seasoned loans and wherever appropriate, alternative documentation was reviewed.  For example, if no final HUD Settlement Statement or Truth in Lending Disclosure was present, preliminary HUD and/or TILA disclosures were reviewed.

Recovco reviewed each residential mortgage loan to determine, as applicable, to the extent possible and subject to the caveats below, whether the loan complies with:

a.      Federal Truth in Lending Act (“TILA”), as implemented by Regulation Z, 12 C.F.R. Part 1026, as set forth below:
i.	Rescission (§1026.23):

1.	failure to provide the right of rescission notice;

2.	failure to provide the right of rescission notice in a timely manner and to the correct consumer(s);

3.	errors in the right of rescission notice;

4.	failure to provide the correct form of right of rescission notice;

5.	failure to provide the three (3) business day rescission period; and

6.
any material disclosure violation on a rescindable loan that gives rise to the right of rescission under TILA, which means the required disclosures of the annual percentage rate, the finance charge, the amount financed, the total of payments, the payment schedule, the HOEPA disclosures;

ii.	TIL Disclosure (§§1026.17, 18 and 19) as applicable for loans with application dates prior to October 3, 2015:

1.    review and comparison of the initial and final TIL disclosures, and any re-disclosed TIL(s);

2.	proper execution by all required parties;

3.	principal and interest calculations, and proper completion of the interest rate and payment summary; and

4.    timing of initial and re-

           disclosed TIL(s); c)  Tolerances

           (§§1026.18, 22 and 23):

i)	inaccurate Annual Percentage Rate (APR) outside of applicable tolerance by comparing disclosed APR to re- calculated APR; and
ii)	inaccurate Finance Charge outside of applicable tolerance by comparing disclosed Finance Charge to re- calculated Finance Charge;
d)	High-cost Mortgage (§§1026.31, 32 and 33):

i)	points and fees threshold test;

ii)	APR threshold test;

iii)	prepayment penalty test; and

iv)	compliance with the disclosure requirements, limitation on terms and prohibited acts or practices in connection with a high-cost mortgage;
e)	Higher-priced Mortgage Loan (§1026.35):

i)	APR threshold test; and

ii)	compliance with the escrow account and appraisal requirements;

b.      Federal Real Estate Settlement Procedures Act (“RESPA”), as implemented by Regulation X, 12 C.F.R. Part 1024, as set forth below:
i.	Good Faith Estimate (GFE) (§1024.7) as applicable for loans with application dates prior to October 3, 2015:

1.	confirm the presence of the current GFE form in effect at the time of origination;

2.	verify GFE was provided to the borrower(s) within three (3) business days of application;

3.	verify all sections of the GFE were accurately completed and that information was reflected in the appropriate locations;
4.	determine whether a valid and properly documented changed circumstance accompanies any changes to loan terms and/or fees on any revised GFEs over the applicable tolerance(s); and
5.	confirm the presence of a settlement service provider list, as applicable;

ii.	Final HUD-1/A Settlement Statement (HUD) (§1024.8) as applicable for loans with application dates prior to October 3, 2015:
1.	confirm current applicable HUD form was provided;

2.	determination that the loan file contains the final HUD;

3.	escrow deposit on the final HUD matches the initial escrow statement amount; and

4.	verify all sections of the final HUD were accurately completed and that information was reflected in the appropriate locations.
iii.	GFE and Final HUD Comparison (§1024.7):

1.	review changes disclosed on the last GFE provided to the borrower(s) to determine that such changes were within the allowed tolerances;

2.	confirm loan terms and fees disclosed on the third page of the final HUD accurately reflect how such items were disclosed on the referenced GFE, page 2 of the final HUD and loan documents; and
3.	review any documented cure of a tolerance violation to determine that the proper reimbursement was made and a revised HUD was provided at or within 30 days of settlement.
iv.	Additional RESPA/Regulation X Disclosures and Requirements (§1024.6, 15, 17, 20, and 33):

1.	confirm the presence of the Servicing Disclosure Statement form in the loan file;

2.	verify the Servicing Disclosure Statement was provided to the borrower(s) within three (3) business days of application;

3.	confirm the presence of the Special Information Booklet in the loan file or that the loan file contains documentary evidence that the disclosure was provided to the borrower;

4.	confirm the Special Information Booklet was provided within three (3) business days of application;

5.	confirm the presence of the Affiliated Business Arrangement Disclosure in the loan file in the event the lender has affiliated business arrangements;
6.	confirm the Affiliated Business Arrangement Disclosure was provided no later than three (3) business days of application;

7.	confirm the Affiliated Business Arrangement Disclosure is executed;

8.	confirm the presence of the Initial Escrow Disclosure Statement in the loan file and proper timing;

c.      The disclosure requirements and prohibitions of Section 50(a)(6), Article XVI of the Texas Constitution and associated regulations;

d.      The disclosure requirements and prohibitions of state, county and municipal laws and ordinances with respect to “high-cost” loans, “covered” loans, “higher-priced” loans, “home” loans or any other similarly designated loan as defined under such authorities, or subject to any other laws that were enacted to combat predatory lending, as may have been amended from time to time;

e.	Federal and state specific late charge and prepayment penalty provisions.

f.	Document Review
Recovco reviewed each the loan file and verified if the following documents, if applicable, were included in the file and if the data on these documents was consistent:
•	Initial application (1003);
•	Sales contract;
•	Hazard and/or flood insurance policies;
•	Copy of note for any junior liens;
•	Appraisal;
•	Title/Preliminary Title;
•	Initial TIL;
•	Final 1003;
•	Final TIL;
•	HUD from sale of previous residence;
•	Initial and final GFE’s;
•	Changed circumstance documentation;
•	Final HUD-1;
•	Right of Rescission Disclosure;
•	Mortgage/Deed of Trust;

•	Note;
•	Mortgage Insurance;
•	Tangible Net Benefit Disclosure;
•	Subordination Agreement;
•	FACTA disclosures;
•	Notice of Special Flood Hazards; and
•	Certain other disclosures related to the enumerated tests set forth herein.

(8)	OTHER REVIEW AND METHEDOLOGY

COLLECTION COMMENT REVIEW SUMMARY
For the 34 mortgage loans in the Collection Comment Review, Recovco utilized individual loan collection comment reports provided by the related servicer.

TITLE REVIEW SUMMARY
Not Applicable

PAYMENT HISTORY SUMMARY
Not Applicable
SUMMARY OF FINDINGS & CONCLUSIONS OF REVIEW
The NRSRO criteria referenced for this report and utilized for grading descriptions is based upon the requirements of the NRSROs.

COMPLIANCE REVIEW RESULTS SUMMARY (EXCEPTION LISTING)
The summaries below detail the exceptions as noted in the Compliance Review and reflect only compliance EV2s or EV3s, as noted when conducting the Compliance Review. Please note that an EV3 may not result in a compliance C or D grade per relevant rating agency guidelines and some mortgage loans may have multiple exceptions. Certain RESPA and application date related exceptions, based upon the time of the initial review, may have been originally considered an EV3 and are reported in the table below as such but would now be considered an EV2.

Exception Type	Exception Count
* Notice of Servicing Transfer missing or unexecuted (Lvl 3)	34
* Prepayment Rider Missing (Lvl 3)	29
* Consumer Handbook on Adjustable Rate Mortgages (CHARM Booklet) (Lvl 3)	29
* Transmittal (1008) is Missing (Lvl 3)	28
* Good Faith Estimate missing or unexecuted (Lvl 3)	23
* Missing initial TIL disclosure (Lvl 2)	22
* Loan program disclosure missing or unexecuted (Lvl 3)	20
* Final 1003 is Missing (Lvl 3)	18
* Application Missing (Lvl 3)	18
* ComplianceEase TILA Test Failed (Lvl 2)	16
* Mortgage - Missing required ARM Rider (Lvl 3)	11
* Missing Appraisal (Lvl 3)	10
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 3)	7
* Final TIL Missing or Not Executed (Lvl 2)	7
* Not all borrowers signed HUD (Lvl 3)	7

* Right of Rescission missing or unexecuted (Lvl 3)	6
* Final Application is missing (Lvl 3)	5
* ROR Transaction date not consistent with Note and/or HUD (Lvl 3)	5
* HUD-1 Closing Statement missing or unsigned (Lvl 3)	4
* Initial Truth in Lending Disclosure is Missing (Lvl 2)	4
* Missing credit report (Lvl 3)	4
* Settlement date is different from note date (Lvl 3)	3
* Special information booklet is Missing (Lvl 3)	3
* Consumer Handbook on Adjustable Rate Mortgages (CHARM Booklet) (Lvl 2)	2
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 3)	2
* State Specific Disclosure (Lvl 3)	2
* Missing Title evidence (Lvl 3)	2
* Missing TRID RESPA Disclosures (Lvl 3)	2
* Initial Good Faith Estimate is Missing (Lvl 3)	2
* VA Loan Fees Not allowed (Lvl 3)	1
* Guaranty is Missing (Lvl 3)	1
* Loan program disclosure missing or unexecuted (Lvl 2)	1
* Note is missing or unexecuted (Lvl 3)	1
* Mortgage missing / unexecuted (Lvl 3)	1
* Evidence of Appraisal delivery (Lvl 3)	1
* ROR not hand dated by borrower(s) (Lvl 3)	1
* ComplianceEase TRID Tolerance Test Failed (Lvl 3)	1
* ROR Transaction date not consistent with Note and/or HUD (Lvl R)	1
* Missing evidence of TRID Disclosure Delivery (Lvl 3)	1
* ComplianceEase HPML/HCM Test is Incomplete (Lvl 3)	1
* ComplianceEase State/Local Predatory Test Failed (Lvl 3)	1
* Appraisal not dated (Lvl 3)	1
* Right to receive copy of appraisal is Missing (Lvl 3)	1
* HUD-1 Closing Statement missing or unsigned (Lvl R)	1
* ROR not hand dated by borrower(s) (Lvl 2)	1
Grand Total	341

COMPLIANCE REVIEW RESULTS SUMMARY
After review of the 76 mortgage loans, two mortgage loans had a rating grade of “A / RA”, 69 mortgage loans had a rating grade of “B / RB”, none of the mortgage loans had a rating grade of “C / RC”, and five of the mortgage loans had a rating grade of “D / RD.”

Pursuant to the applicable NRSRO criteria, Recovco graded certain compliance exceptions as non-material based upon seasoning of the mortgage loans. Certain mortgage loans were seasoned beyond the applicable period under TILA in which affirmative claims could be brought by a consumer. The time period is not limited for claims, other than rescission, which is raised as a defense to foreclosure. Information contained in any Recovco report related to the applicable statute of limitations for certain claims may not be accurate or reflect the most recent controlling case law. Further, a particular court in a particular jurisdiction may extend, not enforce or otherwise allow claims beyond the statute of limitations identified in the report based on certain factors, including the facts and circumstances of an individual mortgage loan.

NRSRO Grade	Count	Loan count %
A / RA	2	2.63%
B / RB	69	90.79%
C / RC	0	0.00%
D / RD	5	6.58%

DATA INTEGRITY REVIEW RESULTS SUMMARY
Not Applicable

TITLE LIEN REVIEW SUMMARY
Not Applicable

PAYMENT HISTORY REVIEW SUMMARY
Not Applicable

COLLECTION COMMENT REVIEW SUMMARY (34 Mortgage Loans)
For the 34 mortgage loans in the Collection Comment Review, Recovco utilized individual loan collection comment reports provided by the related servicer. At the time of the review, the current status of the mortgage loans were noted as performing for 32 mortgage loans, in foreclosure for one mortgage loan, and one mortgage loans identified in a payment plan.

MODIFICATION REVIEW SUMMARY (31 Mortgage Loans)
For 31 mortgage loans Recovco captured and reported the data from the modification agreements.

Loan Lists:
Compliance

Seller / Servicer Loan Number	GS Loan Number
578255347	27162583
578276878	27162604
578372354	27162624
579067031	27162654
579067060	27162662
579067069	27162663
578267501	27162786
578267491	27162790
578267636	27162794
1433016803	26389401
1433020276	26389413
1461268029	34285969
1461274288	34138512
1461287925	34285970
1461331287	34285974
1461495297	34139015
1461521840	34285987
1461830697	34285998
1461882077	34286001
1461936434	34286009
1461936517	34286010
260151	26553493
278105	34285844
278159	34285848

278349	34285862
280265	34285874
280322	34285878
281416	34285890
284366	34137540
288688	26390556
289738	34285928
289805	34285937
291400	34285958
482499977	25637735
482565579	25637909
482594728	25638228
482595436	25638127
482613031	25638341
482646148	25638572
482654225	25638557
482667011	25638911
482766748	25638888
482771193	25639067
482792942	25639625
482798287	25639719
482801305	25639653
482812468	25639793
482834249	25640070
482866514	25640402
482875283	25640395
482889011	25640532

482915303	25640801
482941598	25641250
482943701	25641319
482944071	25641427
483661294	25637265
483673042	25637321
483759817	25637841
483849741	25639241
483897088	25638762
483941258	25639728
483953378	25639900
483979365	25640118
484048442	25640829
484062914	25641106
484063599	25640959
484082458	25641086
484088166	25641196
484095468	25641148
484530233	25645844
515398409	23651534
515398711	23651551
1461522383	34285988
1461521230	34285985
1461402423	24051133
288554	26390129

Servicing Comment Review:

Customer Loan ID	Seller Loan ID
1433016803	26389401
1433020276	26389413
1461140442	34138176
1461268029	34285969
1461274288	34138512
1461287925	34285970
1461331287	34285974
1461402423	24051133
1461495297	34139015
1461521230	34285985
1461521840	34285987
1461522383	34285988
1461830697	34285998
1461882077	34286001
1461936434	34286009
1461936517	34286010
260151	26553493
278105	34285844
278159	34285848
278349	34285862
280265	34285874
280322	34285878
280708	34285887
281416	34285890
283310	34137153
284366	34137540
284916	24052724
288554	26390129
288688	26390556
289738	34285928
289805	34285937
291400	34285958
9805287852	23227092
9805290930	23227330

Modification Review:
customer_loan_id	seller_loan_id
1433016803	26389401
1433020276	26389413
1461140442	34138176
1461268029	34285969
1461274288	34138512
1461287925	34285970
1461331287	34285974
1461402423	24051133
1461495297	34139015
1461521230	34285985
1461521840	34285987
260151	26553493
278105	34285844
278159	34285848
280265	34285874
280322	34285878
280708	34285887
281416	34285890
283310	34137153
284366	34137540
284916	24052724
288554	26390129
288688	26390556
289738	34285928
289805	34285937
291400	34285958
515392241	23651508
515398409	23651534
515398711	23651551
515399184	23651565
578249160	23652126